Portfolio of Investments
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.3%
City of Charlotte Airport(a)
Revenue Bonds
Charlotte Douglas International
Series 2019
07/01/2035	5.000%	1,195,000	1,316,963
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	566,379
Raleigh Durham Airport Authority(a)
Refunding Revenue Bonds
Series 2020A
05/01/2034	5.000%	1,150,000	1,287,918
05/01/2036	5.000%	2,000,000	2,221,853
Total			5,393,113
Forest Products 0.8%
Columbus County Industrial Facilities & Pollution Control Financing Authority
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,000,000	953,819
Higher Education 8.8%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	358,930
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,220,280
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,157,017
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
Campbell University
Series 2021A
10/01/2030	5.000%	1,115,000	1,259,728
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	446,723
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	650,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019
04/01/2036	5.000%	500,000	547,373
04/01/2038	5.000%	500,000	541,375
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	344,192
10/01/2028	5.000%	250,000	291,133
University of North Carolina at Charlotte (The)
Refunding Revenue Bonds
Governors
Series 2020A
10/01/2035	4.000%	200,000	207,884
10/01/2037	4.000%	300,000	309,203
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	561,332
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	429,409
04/01/2030	5.000%	250,000	274,706
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2019B
10/01/2034	5.000%	355,000	402,490
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	277,174
10/01/2034	5.000%	575,000	635,838
Total			10,915,367
Hospital 2.5%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	534,203
Revenue Bonds
Rex Healthcare
Series 2015A
07/01/2032	5.000%	1,000,000	1,058,079
Series 2020A
07/01/2035	5.000%	800,000	887,972
Columbia North Carolina Intermediate Municipal Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wake Forest Baptist Obligation Group
Series 2019
12/01/2033	5.000%	595,000	654,713
Total			3,134,967
Joint Power Authority 6.2%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2026	5.000%	1,500,000	1,644,502
01/01/2031	5.000%	2,000,000	2,155,014
Series 2016A
01/01/2028	5.000%	1,500,000	1,657,698
Series 2019A
01/01/2032	5.000%	2,000,000	2,294,956
Total			7,752,170
Local Appropriation 22.0%
City of Charlotte
Refunding Certificate of Participation
Series 2019B
06/01/2034	5.000%	2,000,000	2,299,739
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,058,010
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,421,790
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,080,742
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	528,428
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	271,064
06/01/2029	5.000%	250,000	271,064
County of Catawba
Revenue Bonds
Series 2018
12/01/2036	4.000%	1,940,000	2,041,617
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	238,139
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Davidson
Revenue Bonds
Series 2020
06/01/2037	4.000%	400,000	418,917
County of Gaston
Revenue Bonds
Series 2019A
04/01/2034	5.000%	250,000	286,453
04/01/2035	5.000%	300,000	342,891
County of Harnett
Revenue Bonds
Series 2019
10/01/2037	4.000%	955,000	984,443
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	543,483
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	520,534
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	751,258
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	428,439
Series 2016
10/01/2028	5.000%	1,000,000	1,118,563
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,258,931
04/01/2028	5.000%	1,290,000	1,388,107
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,688,024
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,028,694
County of Surry
Revenue Bonds
Series 2019
06/01/2032	5.000%	275,000	316,784
06/01/2033	5.000%	350,000	401,478

2	Columbia North Carolina Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	1,844,315
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,001	2,097,946
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	539,061
06/01/2029	5.000%	500,000	537,115
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,584,423
Total			27,290,452
Local General Obligation 3.8%
County of Durham
Unlimited General Obligation Bonds
Series 2019
06/01/2032	5.000%	620,000	725,210
County of Forsyth
Unlimited General Obligation Bonds
Public Improvement
Series 2019B
03/01/2026	5.000%	1,000,000	1,113,302
County of Guilford
Unlimited General Obligation Bonds
Public Improvement
Series 2017B
05/01/2026	5.000%	1,000,000	1,117,995
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	1,743,580
Total			4,700,087
Multi-Family 5.9%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,076,003
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,595,901
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,150,740
Western Carolina University
Limited General Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	554,258
06/01/2028	5.000%	1,000,000	1,103,212
06/01/2029	5.000%	800,000	877,937
Total			7,358,051
Municipal Power 2.0%
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,291,111
Greenville Utilities Commission
Revenue Bonds
Series 2019
08/01/2032	5.000%	625,000	728,607
08/01/2033	5.000%	400,000	462,584
Total			2,482,302
Refunded / Escrowed 6.8%
City of Winston-Salem
Prerefunded 06/01/24 Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	795,390
County of Buncombe
Prerefunded 06/01/24 Revenue Bonds
Series 2014A
06/01/2032	5.000%	1,635,000	1,732,424
County of New Hanover
Prerefunded 10/01/27 Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,377,404
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 (NPFGC)
10/01/2026	5.125%	1,265,000	1,352,582
North Carolina Medical Care Commission
Prerefunded 06/01/25 Revenue Bonds
Vidant Health
Series 2015
06/01/2030	5.000%	1,000,000	1,087,207

Columbia North Carolina Intermediate Municipal Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Greensboro
Prerefunded 04/01/24 Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,105,808
Total			8,450,815
Retirement Communities 7.5%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	610,000	622,407
Retirement Facilities 1st Mortgage
Series 2019
01/01/2039	5.000%	1,000,000	982,384
Series 2021C
03/01/2028	5.000%	360,000	366,826
Sharon Towers
Series 2019A
07/01/2033	5.000%	1,000,000	1,027,593
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,301,572
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	733,682
Revenue Bonds
Pennybyrn at Maryfield Project
Series 2020B-2
10/01/2024	2.500%	745,000	729,586
Presbyterian Homes Obligated Group (The)
Series 2020
10/01/2035	4.000%	650,000	636,103
The Pines at Davidson Project
Series 2019
01/01/2038	5.000%	1,000,000	1,052,190
Twin Lakes Community
Series 2019A
01/01/2038	5.000%	1,750,000	1,837,978
Total			9,290,321
Sales Tax 0.9%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,105,338
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 5.4%
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2029	1.250%	1,990,000	1,833,474
07/01/2029	1.350%	1,885,000	1,732,959
Series 2017-38B (GNMA)
07/01/2037	3.850%	1,195,000	1,189,963
Series 2019-41 (GNMA)
07/01/2034	3.100%	515,000	507,615
Series 2019-42
07/01/2039	2.625%	795,000	684,977
Series 44
01/01/2027	1.950%	780,000	756,775
Total			6,705,763
State Appropriated 1.8%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,180,204
State General Obligation 0.9%
State of North Carolina
Unlimited General Obligation Refunding Bonds
Series 2016A
06/01/2026	5.000%	1,000,000	1,120,330
Transportation 2.9%
State of North Carolina
Revenue Bonds
Grant Anticipation
Series 2021
03/01/2030	5.000%	1,000,000	1,182,863
Series 2019
03/01/2033	5.000%	1,250,000	1,425,143
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	968,093
Total			3,576,099
Turnpike / Bridge / Toll Road 4.8%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	1,812,188
01/01/2032	5.000%	1,450,000	1,534,895
Series 2017 (AGM)
01/01/2031	5.000%	750,000	827,503

4	Columbia North Carolina Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(b)
Refunding Revenue Bonds
Series 2016C
07/01/2029	0.000%	750,000	572,112
Revenue Bonds
Series 2017C
07/01/2030	0.000%	550,000	398,464
07/01/2031	0.000%	1,100,000	753,996
Total			5,899,158
Water & Sewer 10.4%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2018
07/01/2035	4.000%	2,000,000	2,131,679
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	286,003
05/01/2030	5.000%	660,000	710,695
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	292,957
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,327,368
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2033	4.000%	2,165,000	2,278,600
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	429,116
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,625,018
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	319,166
County of Union Enterprise System
Revenue Bonds
Enterprise System
Series 2019
06/01/2031	5.000%	1,000,000	1,167,346
Series 2015
06/01/2029	5.000%	500,000	549,338
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	870,892
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	368,466
04/01/2031	5.000%	450,000	493,584
Total			12,850,228
Total Municipal Bonds (Cost $122,134,759)			121,158,584

Money Market Funds 1.8%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.986%(c)	112,990	112,979
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.001%(c)	2,125,051	2,125,051
Total Money Market Funds (Cost $2,238,041)		2,238,030
Total Investments in Securities (Cost: $124,372,800)		123,396,614
Other Assets & Liabilities, Net		653,126
Net Assets		124,049,740

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Columbia North Carolina Intermediate Municipal Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia North Carolina Intermediate Municipal Bond Fund | First Quarter Report 2022

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